Events after the balance sheet date (Details)		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 28, 2021	Feb. 22, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($) branch $ / shares	Dec. 31, 2020 USD ($)	Feb. 11, 2022 USD ($)	Feb. 08, 2022 USD ($)
3.262% Fixed Rate/Floating Rate Senior Unsecured Notes due 2023 (US404280BJ78) | Contingent convertible securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount									$ 2,500,000,000
Borrowings interest rate									3.262%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Premiums written, net of reinsurance			$ 700,000,000	$ 500,000,000
HSBC’s interest percent						26.00%
HSBC Life Insurance Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						50.00%
Premiums written, net of reinsurance						$ 400,000,000	$ 300,000,000
Major business combination | AXA Insurance Pte Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired								100.00%
Consideration transferred, acquisition-date fair value								$ 529,000,000
Increase of investment in associates | Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate after equity interest acquired	49.00%
US retail banking business restructure | Retail | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Number of branches held for sale | branch						90
HSBC Insurance (Asia) Limited | Planned business combination | HSBC Life Insurance Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					50.00%
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares		$ 0.18				$ 0.18
Dividends declared before financial statements authorized for issue		$ 3,649,000,000				$ 3,649,000,000